CONSOLIDATED FINANCIAL STATEMENTS - Total cash paid for business combinations (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2015 BRL (R$)
Business Combinations
Companies / interest acquired	R$ 20,929
Interest increase in subsidiaries	339,068
Armacero Industrial y Comercial S.A.
Business Combinations
Companies / interest acquired	20,929
Gerdau Acos Longos S.A., Gerdau Acominas S.A., Gerdau Acos Especiais S.A., Gerdau America Latina Participacoes S.A.
Business Combinations
Interest increase in subsidiaries	R$ 339,068